SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C.  20549

                             FORM N-1A
                                                File No. 33-41034
                                   		File No. 811-6324


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	         X

Pre-Effective Amendment No.     ___
Post-Effective Amendment No.     24			         X

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	 X

Amendment No.  24           							                                     	X

             DELAWARE GROUP GLOBAL AND INTERNATIONAL FUNDS
           (Exact Name of Registrant as Specified in Charter)

      1818 Market Street, Philadelphia, Pennsylvania  19103
        (Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number, including Area Code:		(215) 255-1255

             Eric E. Miller
             1818 Market Street
             Philadelphia, PA 19103
     (Name and Address of Agent for Service)

                        Approximate Date of Public Offering:	February 1, 2000

       It is proposed that this filing will become effective:

       [ ]	immediately upon filing pursuant to paragraph (b)
       [x]	on February 1, 2000 pursuant to paragraph (b)
       [ ]	60 days after filing pursuant to paragraph (a)(1)
       [ ]	on (date) pursuant to paragraph (a)(1)
       [ ]	75 days after filing pursuant to paragraph (a)(2)
       [ ]	on (date)pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.





                        ---   C O N T E N T S   ---

This Post-Effective Amendment No.24 to Registration File No. 33-41034 includes the following:


1.	Facing Page

2.	Contents Page

3.	Part A - Prospectuses*

4.	Part B - Statement of Additional Information**

5.	Part C - Other Information***

6.	Signatures


* Part A -- Prospectuses. The prospectuses for the Registrant and for Delaware Group Adviser Funds - Delaware New Pacific Fund and Delaware
Overseas Equity Fund are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 23 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 2, 1999. A separate Registration Statement that incorporates by reference the Prospectuses for the Delaware New Pacific Fund and Delaware Overseas Equity Fund of Delaware Group Adviser Funds being filed for Delaware Group Adviser Funds.

** Part B -- Statement of Additional Information. The Statement of Additional Information for the Registrant and for Delaware Group Adviser Funds - Delaware New Pacific Fund and Delaware Overseas Equity Fund are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 23 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 2, 1999. A separate Registration Statement that incorporates by reference the Statement of Additional Information for the Delaware New Pacific Fund and Delaware Overseas Equity Fund of Delaware Group Adviser Funds is also being filed for Delaware Group Adviser Funds.

*** Part C -- Other Information. All Items under Other Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 23 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 2, 1999. A separate Registration Statement that includes the Part C for Delaware New Pacific Fund and Delaware Overseas Equity Fund of Delaware Group Adviser Funds is also being filed for Delaware Group Adviser Funds.




                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 25th day of January, 2000.

	                  DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

                                By /s/David K. Downes
                                David K. Downes
                                President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                  	Title                     	Date

                                President/Chief Executive Officer/
                                Chief Operating Officer/Chief
                                Financial Officer (Principal
                                Executive Officer, Principal
                                Financial Officer and
                                Principal Accounting Officer)
/s/David K. Downes	             and Trustee              January 25, 2000
--------------------------
David K. Downes

/s/Wayne A. Stork        *	Trustee	                      January 25, 2000
--------------------------
Wayne A. Stork

/s/Walter P. Babich      *	Trustee	                      January 25, 2000
--------------------------
Walter P. Babich

/s/Anthony D. Knerr      *	Trustee	                      January 25, 2000
--------------------------
Anthony D. Knerr

/s/Ann R. Leven          *	Trustee	                      January 25, 2000
--------------------------
Ann R. Leven

/s/Thomas F. Madison     *	Trustee	                      January 25, 2000
--------------------------
Thomas F. Madison

/s/ John H. Durham       *	Trustee	                      January 25, 2000
--------------------------
John H. Durham

/s/Charles E. Peck       *	Trustee	                      January 25, 2000
--------------------------
Charles E. Peck

/s/Janet L. Yeomans      *	Trustee	                      January 25, 2000
--------------------------
Janet L. Yeomans

                         *By  /s/David K. Downes
	                       David K. Downes
	                   as Attorney-in-Fact for
	               each of the persons indicated